Unaudited Interim Condensed Statements of Cash Flows	6 Months Ended
	Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 JPY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	¥ (149,573,866)	$ (970,943)	¥ (110,165,612)
Adjustment to reconcile net loss to net cash generated from operating activities:
Depreciation expense	1,488,666	9,664	461,262
Loan origination fee			115,500
Foreign currency exchange loss (gain)	(13,426,530)	(87,157)	6,839,511
Unrealized loss (gain) on digital assets	(308,691)	(2,004)	32,471
Changes in assets and liabilities
Accounts receivable	(6,209,900)	(40,311)	12,402,329
Contract assets	10,404,464	67,539	3,125,699
Pledged assets	(21,000,000)	(136,319)
Prepayments	(9,761,629)	(63,367)	(18,039,172)
Digital assets			(104,663)
Other current assets, net			39,597
Income taxes, net	8,276	54	325
Accounts payable	(176,056)	(1,143)	8,047,429
Contract liabilities			2,404,025
Other payables and accrued liabilities	(7,574,733)	(49,171)	(610,177)
NET CASH USED IN OPERATING ACTIVITIES	(196,129,999)	(1,273,158)	(95,451,476)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from redemption of time deposit			100,000,000
Purchases of property and equipment			(227,091)
Advance payment for software purchase			(31,800,000)
Receipt of government grants			20,000,000
NET CASH PROVIDED BY INVESTING ACTIVITIES			87,972,909
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares for cash	14,779,968	95,943
Issuance of warrants	653,075,244	4,239,372
Repayment of loans	(7,602,000)	(49,348)	(111,100,000)
Proceeds from secured borrowings	65,000,000	421,941
Repayment of secured borrowings	(25,000,000)	(162,285)
Proceeds from borrowings from a director	45,000,000	292,113
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	745,253,212	4,837,736	(111,100,000)
EFFECT OF EXCHANGE RATE	13,426,530	87,157	(6,839,511)
CHANGE IN CASH AND RESTRICTED CASH	562,549,743	3,651,735	(125,418,078)
CASH AND RESTRICTED CASH, AT BEGINNING OF PERIOD	135,865,626	881,958	369,397,355
CASH AND RESTRICTED CASH, AT PERIOD END	698,415,369	4,533,693	243,979,277
Cash paid (received) for:
Interest	2,557,348	16,601	676,500
Income taxes	(2,275)	(15)	(325)
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	16,270,203	$ 105,616
RECONCILIATION OF CASH AND RESTRICTED CASH REPORTED IN THE BALANCE SHEETS:
Cash	666,929,116		212,493,024
Restricted cash	31,486,253		31,486,253
Total cash and restricted cash shown in the statements of cash flows	¥ 698,415,369		¥ 243,979,277